Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net income	$ 25,397		$ 53,809		$ 30,430
Other comprehensive income (loss):
Unrealized (loss) gain on marketable securities	0		(1,713)		23,051
Reclassification of previous unrealized gain on marketable securities into net income	0		(14,654)		0
Unrealized gain (loss) on interest rate swaps	1,164		98		(853)
Reclassification of previous unrealized loss on interest rate swaps into net income	213	[1]	0	[1]	0	[1]
Total other comprehensive income (loss)	1,377		(16,269)		22,198
Comprehensive income	$ 26,774		$ 37,540		$ 52,628

[1]	On September 28, 2012, the Company repaid $61.8 million of variable rate debt prior to its maturity. This debt was subject to interest rate swap agreements. As a result, the interest rate swap agreements were terminated and the Company reclassified $213,000 of unrealized losses previously recorded in accumulated other comprehensive income into interest expense. The remaining interest rate swaps were considered effective during the year ended December 31, 2012. In addition, there were no portions of the change in the fair value of the interest rate swap agreements that were considered ineffective during the years ended December 31, 2011 and 2010.